UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2003

Institutional Investment Manager Filing this Report:

RS Value Group LLC
388 Market Street, Ste. 1700
San Francisco, CA  94111

13F File Number:	028-05157

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

George Randall Hecht
CEO
(415) 591-2700

Signature, Place, and Date of Signing:

/s/G. Randall Hecht	San Francisco, CA		February 14, 2004

Report Type:

[X]	13F HOLDINGS REPORT

[  ]	13F NOTICE

[  ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	None

Form 13F Information Table Entry Total:	37

Form 13F Information Table Value Total:	53,074

List of Other Included Managers:  None

ISSUER          	    CLASS    CUSIP      VALUE     SHS      INVEST   VOTG
                                         (X1000)             DISCRET  AUTH
Abgenix                 Com    00339B107   2,653    214,800    sole   sole
Aclara Biosci           Com    00461p106   2,109    577,885    sole   sole
ActivCard               com    00506j107     942    119,500    sole   sole
Alaska Comm Syst        Com    01167p101     772    162,900    sole   sole
Argonaut Tech           Com    040175101     468    265,973    sole   sole
Blue Rhino              Com    095811105   2,011    144,800    sole   sole
Ceva                    Com    157210105   1,315    126,300    sole   sole
Coinstar                Com    19259p300     721     39,800    sole   sole
CPI Aerostructure       Com    125919308   2,356    198,000    sole   sole
Cuisine Solution        Com    229904107     181    164,489    sole   sole
Electronic Fuel         Com    284871100     413    227,100    sole   sole
Eloyalty                Com    290151109     688    188,500    sole   sole
Energy Conversion DeviceCom    292659109   1,246    138,000    sole   sole
EPIX Medical            Com    26881q101   1,146     70,400    sole   sole
Harvest Natural Rscs    Com    41754v103     336     33,800    sole   sole
Illumina                Com    452327109   5,993    850,000    sole   sole
InfoCrossing            Com    45664X109   2,466    203,300    sole   sole
Ivanhoe Energy          Com    465790103   9,590  2,564,180    sole   sole
Juno Lighting           Com    482047206   1,071     47,598    sole   sole
MPSI Syst               Com    553412206      16    225,838    sole   sole
NCSoft                  Com    Y6258Y104   3,542     64,000    sole   sole
Netsolve                Com    64115j106   1,797    221,900    sole   sole
New Frontier Media      Com    644398109   2,477    266,300    sole   sole
Nobel Learning Commun   Com    654889104      81     15,000    sole   sole
Persistence Softw       Com    715329108     448    110,580    sole   sole
PYR Energy              Com    693677106     722    744,000    sole   sole
Raindance Comm          Com    75086X106     790    287,119    sole   sole
Selectica               Com    816288104     197     46,060    sole   sole
Sentex Sensing Tech     Com    817268105       8    815,961    sole   sole
Spectrum Pharma         Com    84763A108   1,276    152,500    sole   sole
SurModics               Com    868873100     961     40,500    sole   sole
Third Wave Tech         Com    88428w108     741    162,800    sole   sole
US Global Investors     Cl A   902952100     316     72,500    sole   sole
Univers Access Global   Com    91336M105     204     69,225    sole   sole
ValueClick              Com    92046n102     914    100,700    sole   sole
Willbros Group          Com    969199108   1,786    148,600    sole   sole
WorldPort Comm          Com    98155J105     320    711,500    sole   sole